SUPPLEMENT TO THE FIDELITY NEW YORK MUNICIPAL FUNDS' MARCH 31, 1997
PROSPECTUS
   On December 17, 1997, shareholders of Fidelity New York Insured Municipal Income Fund voted on and approved an Agreement and Plan of Reorganization between Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund. The Reorganization is expected to become effective on or about January 22, 1998.
   The following information replaces similar information found in "Expenses" beginning on page 6:
   EXPENSES
       SHAREHOLDER TRANSACTION EXPENSES    are charges you pay when
you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 33 for an explanation of how and when these charges apply.
MAXIMUM SALES CHARGE ON PURCHASES      NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE ON REDEMPTIONS   NONE

EXCHANGE FEE                           NONE

ANNUAL ACCOUNT MAINTENANCE FEE         $12.00
(FOR ACCOUNTS UNDER $2,500)

       ANNUAL FUND OPERATING EXPENSES    are paid out of each fund's
assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 23).
   The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
       NEW YORK INSURED
MANAGEMENT FEE (AFTER REIMBURSEMENT)   0.35%

12B-1 FEE                              NONE

OTHER EXPENSES                         0.20%

TOTAL FUND OPERATING EXPENSES          0.55%
(AFTER REIMBURSEMENT)

   NEW YORK INCOME
MANAGEMENT FEE (AFTER REIMBURSEMENT)   0.37%

12B-1 FEE                              NONE

OTHER EXPENSES                         0.16%

TOTAL FUND OPERATING EXPENSES          0.53%
(AFTER REIMBURSEMENT)

       EXAMPLES:    Let's say, hypothetically, that each fund's annual
return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
NEW YORK INSURED
AFTER 1 YEAR     $ 6

AFTER 3 YEARS    $ 18

AFTER 5 YEARS    $ 31

AFTER 10 YEARS   $ 69

   NEW YORK INCOME
AFTER 1 YEAR     $ 5

AFTER 3 YEARS    $ 17

AFTER 5 YEARS    $ 30

AFTER 10 YEARS   $ 66

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
Effective January 9, 1998, FMR has agreed to reimburse Fidelity New York Municipal Income Fund through December 31, 1999 to the extent that total operating expenses exceed 0.53% of its average net assets; after December 31, 1999, the fund's expenses could increase.
Effective April 1, 1997, FMR voluntarily    agreed to reimburse
Fidelity New York Insured Municipal Income Fund to the extent that total operating expenses exceed 0.55% of its average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses, as a percentage of average net assets, would have been 0.39%, 0.20%, and 0.59%, respectively for New York Insured and 0.39%, 0.16% and 0.55%, respectively for New York Income. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
The following changes became effective
April 1, 1997:
Fidelity New York Insured Municipal Income Fund closed to new accounts pending the Reorganization.
With respect to Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund, the minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
With respect to Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund, the minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the above minimums with respect to Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund.


SUPPLEMENT TO THE SPARTAN(registered trademark) NEW YORK MUNICIPAL FUNDS' MARCH 31, 1997
PROSPECTUS
   As of January 8, 1998, Spartan New York Municipal Income Fund was merged into Fidelity New York Municipal Income Fund and shareholders of Spartan New York Municipal Income Fund became shareholders of Fidelity New York Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on December 17, 1997. Spartan New York Municipal Income Fund ceased to exist and is not offered.
   On December 17, 1997, shareholders of Spartan New York Intermediate Municipal Income Fund approved an Agreement and Plan of Reorganization between Spartan New York Intermediate Municipal Income Fund and Fidelity New York Municipal Income Fund. The Reorganization is expected to become effective on or about January 15, 1998.
   The following changes became effective
April 1, 1997:
   Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund closed to new accounts pending the Reorganizations.
   With respect to Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, the $5.00 account closeout fee, and the $2.00 checkwriting fee for Spartan New York Intermediate Municipal Income Fund. References to these fees throughout the prospectus are no longer in effect with respect to Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund.
   The following information replaces similar information     found in
"Expenses" beginning on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell, or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 31 for an explanation of how and when these charges apply.

MAXIMUM SALES CHARGE ON PURCHASES                                                                    NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE ON REDEMPTIONS                                                                 NONE

REDEMPTION FEE (AS A % OF AMOUNT REDEEMED ON SHARES HELD LESS THAN 180 DAYS) FOR SPARTAN NEW YORK    NONE
MONEY MARKET AND SPARTAN NEW YORK INTERMEDIATE

FOR SPARTAN NEW YORK INCOME                                                                          .50%

EXCHANGE AND WIRE TRANSACTION FEES                                                                   $5.00
(FOR SPARTAN NEW YORK MONEY MARKET ONLY)

CHECKWRITING FEE, PER CHECK WRITTEN                                                                  $2.00
(APPLICABLE FOR SPARTAN NEW YORK
MONEY MARKET)

ACCOUNT CLOSEOUT FEE                                                                                 $5.00
(FOR SPARTAN NEW YORK MONEY MARKET ONLY)

ANNUAL ACCOUNT MAINTENANCE FEE                                                                       $12.00
(FOR ACCOUNTS UNDER $2,500)


THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
E   XAMPLES:     Let's say, hypothetically, that each fund's annual
return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated. Figures for Spartan New York Money Market assume that you leave your account open, and than assume that you close your account at the end of period:
SPARTAN NY INTERMEDIATE
AFTER 1 YEAR     $ 6

AFTER 3 YEARS    $ 18

AFTER 5 YEARS    $ 31

AFTER 10 YEARS   $ 69

SPARTAN NY INCOME
AFTER 1 YEAR     $ 6

AFTER 3 YEARS    $ 18

AFTER 5 YEARS    $ 31

AFTER 10 YEARS   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.